Share-based payment (Tables)	12 Months Ended
Dec. 31, 2024
Share-based payment
Schedule of Share-based Payment

	Awards at the	Awards granted	Awards	Awards	Awards at	Charged to net profit/loss
	beginning	in the year	forfeited	exercised	year end	2024	2023	2022

Programs	No. of Shares					Amounts in US$ '000
Oriented to Employees
LTIP for Employees	689,717	121,651	(122,513)	(28,207)	660,648	1,272	1,452	—
Retention Program 2022	187,844	10,000	(19,916)	(9,889)	168,039	930	990	619
Compensation Program 2020	90,050	—	—	(29,779)	60,271	—	—	1,691
Oriented to Directors and Executive Officers
LTIP for Executives	571,288	351,971	(200,381)	(86,602)	636,276	2,738	3,612	2,111
Shares granted to Non-Executive Directors	—	121,694	—	(121,694)	—	1,114	1,133	1,041
Shares granted to Executive Officers	36,666	55,000	(15,555)	(12,777)	63,334	220	141	3,560
Value Creation Plan 2019	—	—	—	—	—	—	—	2,016
	1,575,565	660,316	(358,365)	(288,948)	1,588,568	6,274	7,328	11,038